Schedule of Deposits, Prepayments and Other Current Assets Movement of Allowance for Loss Account (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of the year
Addition during the year	2,192
Balance at end of the year	$ 2,192